Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2035 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2035 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	13.46%
Since Inception	11.01%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	2.91%
IXUHT
Average Annual Return:
Past 1 year	13.49%
Since Inception	10.85%
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	23.40%

[1]	A From December 15, 2022 .